Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 557	$ 392		$ 407
Net Premium (Discount) on Redemption of Long-Term Debt	121	(25)		(63)
Interest Expense - Lease Liabilities	171	87		82
Unwinding of Discount on Decommissioning Liabilities	199	57		58
Other	34	25		27
Total Finance Costs	$ 1,082	$ 536	[1]	$ 511	[1]

[1]	See Note 3(w) for revisions to comparative results.